Right-of-use Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 29,968	$ 38,060
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,000	14,000	$ 15,000
UNITED STATES
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 19,900	$ 24,000	$ 29,000